INCOME TAXES - Income Tax Reconciliation (Details) - USD ($) $ in Thousands	3 Months Ended		4 Months Ended	8 Months Ended	12 Months Ended
	Apr. 04, 2021	Mar. 29, 2020	Jan. 03, 2021	Aug. 28, 2020	Dec. 29, 2019	Dec. 30, 2018
Income Tax Disclosure [Abstract]
Federal statutory rate (21%)			$ 393	$ 641	$ 1,755	$ 1,045
State income taxes, net of federal benefit			0	1,752	4,204	5,650
Pre-transaction loss of Utz Brands Holdings, LLC			(23,844)	0	0	0
Investment in Utz Brands Holdings, LLC			1,497	0	0	0
Noncontrolling interest in Utz Brands Holdings, LLC			25,121	0	(683)	257
Remeasurement of warrant liability			0	8	6	11
Valuation allowance			19,288	0	0	0
Nondeductible expenses			(7)	20	10	358
Other			(267)	3,973	3,146	1,919
Total	$ 1,004	$ 1,458	$ (267)	$ 3,973	$ 3,146	$ 1,919